Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating losses	$ 34,938	$ 13,054
Capitalized license	771	835
Research credits	4,151	1,007
Accruals	401	514
Stock-based compensation	53	51
Net unrealized loss		11
Total gross deferred tax assets	40,314	15,472
Less valuation allowance	(40,221)	(15,395)
Total deferred tax assets	93	77
Deferred tax liabilities:
Net unrealized gain	13
Depreciation and amortization	80	77
Total gross deferred tax liability	93	77
Net deferred tax assets	$ 0	$ 0